STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT EQUITY - USD ($)	Common Stock [Memmber]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Sep. 30, 2016	$ 1		$ (52,101)	$ (52,100)
Balance, shares at Sep. 30, 2016	1,000
Contributions to Cleartronic, Inc.		44,541		44,541
Net loss			(5,573)	(5,573)
Balance at Sep. 30, 2017	$ 1	44,541	(57,674)	(13,132)
Balance, shares at Sep. 30, 2017	1,000
Contributions to Cleartronic, Inc.		(38,060)		(38,060)
Net loss			(12,374)	(12,374)
Balance at Jun. 30, 2018	$ 1	6,481	(70,048)	(63,566)
Balance, shares at Jun. 30, 2018	1,000
Balance at Sep. 30, 2017	$ 1	44,541	(57,674)	(13,132)
Balance, shares at Sep. 30, 2017	1,000
Contributions to Cleartronic, Inc.		(19,545)		(19,545)
Net loss			(73,844)	(73,844)
Balance at Sep. 30, 2018	$ 1	24,996	(131,518)	(106,521)
Balance, shares at Sep. 30, 2018	1,000
Balance at Mar. 31, 2018	$ 1	66,728	(66,572)	157
Balance, shares at Mar. 31, 2018	1,000
Contributions to Cleartronic, Inc.		(60,247)		(60,247)
Net loss			(3,476)	(3,476)
Balance at Jun. 30, 2018	$ 1	6,481	(70,048)	(63,566)
Balance, shares at Jun. 30, 2018	1,000
Balance at Sep. 30, 2018	$ 1	24,996	(131,518)	(106,521)
Balance, shares at Sep. 30, 2018	1,000
Contributions to Cleartronic, Inc.		(27,355)		(27,355)
Net loss			(23,752)	(23,752)
Balance at Jun. 30, 2019	$ 1	(2,359)	(155,270)	(157,628)
Balance, shares at Jun. 30, 2019	1,000
Balance at Mar. 31, 2019	$ 1	(18,967)	(169,607)	(188,573)
Balance, shares at Mar. 31, 2019	1,000
Contributions to Cleartronic, Inc.		16,608		16,608
Net loss			14,337	14,337
Balance at Jun. 30, 2019	$ 1	$ (2,359)	$ (155,270)	$ (157,628)
Balance, shares at Jun. 30, 2019	1,000